Taxes on Income (Components of (Loss) Income Before Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended				12 Months Ended
	Sep. 07, 2013	Jun. 15, 2013	Mar. 23, 2013	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Dec. 28, 2013		Dec. 29, 2012		Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Domestic											$ 258.3	$ 370.7	$ 404.8
Foreign											(6.7)	(8.5)	(6.8)
Income before income taxes	$ 29.8	$ 92.0	$ 56.2	$ 58.9	$ 66.8	$ 49.9	$ 73.6	[1]	$ 186.7	[2]	$ 251.6	$ 362.2	$ 398.0

[1]	In the fourth quarter of 2013, the Company recorded a loss on foreign currency translation of $57.4 million and an impairment of notes receivable of $30.0 million.
[2]	In the fourth quarter of 2012, Safeway results included a pre-tax gain from legal settlements of $46.5 million.